Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000092936 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class R3
Trading Symbol	FPERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPERX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPERX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class R3	$173	1.66%(1)
(1)	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.66%	[1]
Extraordinary Expenses Footnote [Text Block]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
Expenses Excluding Extraordinary Expenses, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class R3 returned 8.20% for the 12 months ended October 31, 2025. The Fund’s Class R3 outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in the Credit Suisse Group AG legal claims were the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks, and high-quality Emerging Market banks
  Security selection in insurance, utilities, and real estate investment trusts
The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income Fund - Class R3	8.20%	4.02%	4.66%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Index(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FPERX for more recent performance information.
Net Assets	$ 215,885,466
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 1,671,151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$215,885,466
Total number of portfolio holdings	217
Total advisory fee paid	$1,671,151
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%

C000092935 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class I
Trading Symbol	FPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class I	$112	1.07%(1)
(1)	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%	[2]
Extraordinary Expenses Footnote [Text Block]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
Expenses Excluding Extraordinary Expenses, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class I returned 8.82% for the 12 months ended October 31, 2025. The Fund’s Class I outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in the Credit Suisse Group AG legal claims were the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks, and high-quality Emerging Market banks
  Security selection in insurance, utilities, and real estate investment trusts
The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income Fund - Class I	8.82%	4.64%	5.26%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Index(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FPEIX for more recent performance information.
Net Assets	$ 215,885,466
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 1,671,151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$215,885,466
Total number of portfolio holdings	217
Total advisory fee paid	$1,671,151
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%

C000092934 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class F
Trading Symbol	FPEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEFX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class F	$137	1.31%(1)
(1)	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%	[3]
Extraordinary Expenses Footnote [Text Block]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
Expenses Excluding Extraordinary Expenses, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class F returned 8.57% for the 12 months ended October 31, 2025. The Fund’s Class F outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in the Credit Suisse Group AG legal claims were the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks, and high-quality Emerging Market banks
  Security selection in insurance, utilities, and real estate investment trusts
The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income Fund - Class F	8.57%	4.38%	5.06%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Index(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FPEFX for more recent performance information.
Net Assets	$ 215,885,466
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 1,671,151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$215,885,466
Total number of portfolio holdings	217
Total advisory fee paid	$1,671,151
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%

C000092933 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class C
Trading Symbol	FPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPECX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPECX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class C	$224	2.16%(1)
(1)	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.16%	[4]
Extraordinary Expenses Footnote [Text Block]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
Expenses Excluding Extraordinary Expenses, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class C returned 7.66% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class C outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in the Credit Suisse Group AG legal claims were the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks, and high-quality Emerging Market banks
  Security selection in insurance, utilities, and real estate investment trusts
The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income Fund - Class C (w/max 1.00% contingent deferred sales charge)	6.66%	3.56%	4.21%
First Trust Preferred Securities and Income Fund - Class C (without sales charge)	7.66%	3.56%	4.21%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Index(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FPECX for more recent performance information.
Net Assets	$ 215,885,466
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 1,671,151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$215,885,466
Total number of portfolio holdings	217
Total advisory fee paid	$1,671,151
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%

C000092932 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class A
Trading Symbol	FPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class A	$147	1.41%(1)
(1)	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%	[5]
Extraordinary Expenses Footnote [Text Block]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
Expenses Excluding Extraordinary Expenses, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class A returned 8.54% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class A outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in the Credit Suisse Group AG legal claims were the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks, and high-quality Emerging Market banks
  Security selection in insurance, utilities, and real estate investment trusts
The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income Fund - Class A (w/max 4.50% sales charge)	3.67%	3.38%	4.48%
First Trust Preferred Securities and Income Fund - Class A (without sales charge)	8.54%	4.33%	4.96%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Index(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FPEAX for more recent performance information.
Net Assets	$ 215,885,466
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 1,671,151
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$215,885,466
Total number of portfolio holdings	217
Total advisory fee paid	$1,671,151
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.7%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.0%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
BNP Paribas S.A., 8.50%	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3%
Hartford Insurance Group (The), Inc., 6.60%, 02/12/47	1.3%

C000092938 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class A
Trading Symbol	FOVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class A	$152	1.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.60%.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.61%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.60%.
Expenses Excluding Extraordinary Expenses, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class A returned -11.39% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class A underperformed its benchmark, the Russell 2000® Index, which returned 14.41% for the same Period.
This underperformance was driven partly by stock selection, but also more importantly by a market environment that strongly favored speculative, lower-quality stocks.
Our investment philosophy is to own high-quality businesses at discounted valuations. We define risk as the probability of a permanent loss of capital. This discipline has historically produced a portfolio with lower beta and typically lower volatility, helping us hold up better in down markets but often causing us to lag when speculative behavior dominates.
The Period followed that pattern.
  First Quarter and Second Quarter: Small caps faced sharp volatility, first from economic and political uncertainty and an artificial intelligence (“AI”)-related sell-off in the first quarter, and then from a sudden tariff shock in the early part of the second quarter that pushed the benchmark into bear-market territory. The Fund held up relatively well during the downturn.
  Second Quarter (post-April 2025 lows) through the Third Quarter: After bottoming in April 2025, small caps rocketed higher, led by high-beta, unprofitable companies (many with little or no revenues) as well as speculative pockets such as junior miners and AI-adjacent businesses tied to power, grid, and infrastructure demand. This momentum-driven rebound extended through the third quarter and favored segments of the market that our quality-focused investment strategy intentionally avoids.
From a stock selection standpoint, our overweight positions in the Consumer Staples and Health Care sectors were the biggest detractors. Consumer holdings, including J&J Snack Foods Corp. and John B. Sanfilippo & Son, Inc. were affected by the tariff environment and saw their top-line growth slow as consumers pulled back on discretionary spending. Health Care holdings, Enovis Corp. and CONMED Corp., experienced some softness as well, compounded by a broader rotation in which investors shunned profitable companies in favor of riskier biotechnology names. On the positive side, RBC Bearings, Inc. continued to deliver strong results and The AZEK Co., Inc. performed well after being acquired by James Hardie. While we cannot predict how long the speculative tone will last, history shows that markets driven by exuberance can reverse quickly. Our focus remains on protecting capital and staying true to our investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust/Confluence Small Cap Value Fund - Class A (w/max 5.50% sales charge)	-16.25%	1.52%	3.19%
First Trust/Confluence Small Cap Value Fund - Class A (without sales charge)	-11.39%	2.68%	3.78%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FOVAX for more recent performance information.
Net Assets	$ 13,365,462
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$13,365,462
Total number of portfolio holdings	33
Total advisory fee paid	$0
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVAX or upon request at 1-800-621-1675 or info@ftportfolios.com.
On December 8, 2025, the Board of Trustees approved the liquidation of First Trust/Confluence Small Cap Value Fund on or around February 20, 2026 (the “Liquidation Date”). Effective as of market close on February 13, 2026, the Fund will cease accepting purchase orders from new or existing investors. Shareholders may redeem or exchange their shares at any time prior to the Liquidation Date.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVAX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/MF/FOVAX
C000092939 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class C
Trading Symbol	FOVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVCX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class C	$222	2.36%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.35%.

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.36%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.35%.
Expenses Excluding Extraordinary Expenses, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class C returned -12.02% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class C underperformed its benchmark, the Russell 2000® Index, which returned 14.41% for the same Period.
This underperformance was driven partly by stock selection, but also more importantly by a market environment that strongly favored speculative, lower-quality stocks.
Our investment philosophy is to own high-quality businesses at discounted valuations. We define risk as the probability of a permanent loss of capital. This discipline has historically produced a portfolio with lower beta and typically lower volatility, helping us hold up better in down markets but often causing us to lag when speculative behavior dominates.
The Period followed that pattern.
  First Quarter and Second Quarter: Small caps faced sharp volatility, first from economic and political uncertainty and an artificial intelligence (“AI”)-related sell-off in the first quarter, and then from a sudden tariff shock in the early part of the second quarter that pushed the benchmark into bear-market territory. The Fund held up relatively well during the downturn.
  Second Quarter (post-April 2025 lows) through the Third Quarter: After bottoming in April 2025, small caps rocketed higher, led by high-beta, unprofitable companies (many with little or no revenues) as well as speculative pockets such as junior miners and AI-adjacent businesses tied to power, grid, and infrastructure demand. This momentum-driven rebound extended through the third quarter and favored segments of the market that our quality-focused investment strategy intentionally avoids.
From a stock selection standpoint, our overweight positions in the Consumer Staples and Health Care sectors were the biggest detractors. Consumer holdings, including J&J Snack Foods Corp. and John B. Sanfilippo & Son, Inc. were affected by the tariff environment and saw their top-line growth slow as consumers pulled back on discretionary spending. Health Care holdings, Enovis Corp. and CONMED Corp., experienced some softness as well, compounded by a broader rotation in which investors shunned profitable companies in favor of riskier biotechnology names. On the positive side, RBC Bearings, Inc. continued to deliver strong results and The AZEK Co., Inc. performed well after being acquired by James Hardie. While we cannot predict how long the speculative tone will last, history shows that markets driven by exuberance can reverse quickly. Our focus remains on protecting capital and staying true to our investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust/Confluence Small Cap Value Fund - Class C (w/max 1.00% contingent deferred sales charge)	-12.86%	1.99%	3.00%
First Trust/Confluence Small Cap Value Fund - Class C (without sales charge)	-12.02%	1.99%	3.00%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FOVCX for more recent performance information.
Net Assets	$ 13,365,462
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$13,365,462
Total number of portfolio holdings	33
Total advisory fee paid	$0
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVCX or upon request at 1-800-621-1675 or info@ftportfolios.com.
On December 8, 2025, the Board of Trustees approved the liquidation of First Trust/Confluence Small Cap Value Fund on or around February 20, 2026 (the “Liquidation Date”). Effective as of market close on February 13, 2026, the Fund will cease accepting purchase orders from new or existing investors. Shareholders may redeem or exchange their shares at any time prior to the Liquidation Date.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVCX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/MF/FOVCX
C000092941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class I
Trading Symbol	FOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class I	$128	1.36%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.35%.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.36%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.35%.
Expenses Excluding Extraordinary Expenses, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class I returned -11.18% for the 12 months ended October 31, 2025. The Fund’s Class I underperformed its benchmark, the Russell 2000® Index, which returned 14.41% for the same Period.
This underperformance was driven partly by stock selection, but also more importantly by a market environment that strongly favored speculative, lower-quality stocks.
Our investment philosophy is to own high-quality businesses at discounted valuations. We define risk as the probability of a permanent loss of capital. This discipline has historically produced a portfolio with lower beta and typically lower volatility, helping us hold up better in down markets but often causing us to lag when speculative behavior dominates.
The Period followed that pattern.
  First Quarter and Second Quarter: Small caps faced sharp volatility, first from economic and political uncertainty and an artificial intelligence (“AI”)-related sell-off in the first quarter, and then from a sudden tariff shock in the early part of the second quarter that pushed the benchmark into bear-market territory. The Fund held up relatively well during the downturn.
  Second Quarter (post-April 2025 lows) through the Third Quarter: After bottoming in April 2025, small caps rocketed higher, led by high-beta, unprofitable companies (many with little or no revenues) as well as speculative pockets such as junior miners and AI-adjacent businesses tied to power, grid, and infrastructure demand. This momentum-driven rebound extended through the third quarter and favored segments of the market that our quality-focused investment strategy intentionally avoids.
From a stock selection standpoint, our overweight positions in the Consumer Staples and Health Care sectors were the biggest detractors. Consumer holdings, including J&J Snack Foods Corp. and John B. Sanfilippo & Son, Inc. were affected by the tariff environment and saw their top-line growth slow as consumers pulled back on discretionary spending. Health Care holdings, Enovis Corp. and CONMED Corp., experienced some softness as well, compounded by a broader rotation in which investors shunned profitable companies in favor of riskier biotechnology names. On the positive side, RBC Bearings, Inc. continued to deliver strong results and The AZEK Co., Inc. performed well after being acquired by James Hardie. While we cannot predict how long the speculative tone will last, history shows that markets driven by exuberance can reverse quickly. Our focus remains on protecting capital and staying true to our investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust/Confluence Small Cap Value Fund - Class I	-11.18%	2.96%	4.02%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FOVIX for more recent performance information.
Net Assets	$ 13,365,462
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$13,365,462
Total number of portfolio holdings	33
Total advisory fee paid	$0
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Knowles Corp.	4.9%
Altus Group Ltd.	4.3%
Cavco Industries, Inc.	4.1%
TripAdvisor, Inc.	4.1%
JBT Marel Corp.	4.0%
Stewart Information Services Corp.	3.9%
RBC Bearings, Inc.	3.8%
Hayward Holdings, Inc.	3.8%
Valvoline, Inc.	3.8%
Vontier Corp.	3.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVIX or upon request at 1-800-621-1675 or info@ftportfolios.com.
On December 8, 2025, the Board of Trustees approved the liquidation of First Trust/Confluence Small Cap Value Fund on or around February 20, 2026 (the “Liquidation Date”). Effective as of market close on February 13, 2026, the Fund will cease accepting purchase orders from new or existing investors. Shareholders may redeem or exchange their shares at any time prior to the Liquidation Date.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, and any applicable supplements at www.ftportfolios.com/fund-documents/MF/FOVIX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/MF/FOVIX
C000121472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class I
Trading Symbol	FDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class I	$105	1.01%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.00%.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.00%.
Expenses Excluding Extraordinary Expenses, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class I shares returned 7.24% for the 12 months ended October 31, 2025. The Fund's Class I shares outperformed its benchmark, the Blended Index, which consists of the following two indexes: 50% of the Morningstar® LSTA® US Leveraged Loan Index and 50% of the ICE BofA US High Yield Constrained Index. The Blended Index returned 7.18% for the same Period (6.32% for the Morningstar® LSTA® US Leveraged Loan Index and 8.03% for the ICE BofA US High Yield Constrained Index).
The following key factors impacted Fund performance relative to the Blended Index during the Period:
  Credit Quality: Performance across the credit quality spectrum was positive during the Period but assets rated BB and B generally outperformed assets rated CCC and below. The Fund benefited from selection to assets rated BB and CCC and below. Conversely, the Fund’s allocation to assets rated BBB was a detractor to Fund performance.
  Asset Type: The Fund’s selection in senior loans and bonds contributed to performance relative to the Blended Index. The Fund began the Period with a 32.92% allocation to loans and ended the Period with a 39.38% allocation to loans. The Fund began the Period with a 67.08% allocation to bonds and ended the period with a 60.62% allocation to bonds. Additionally, the Fund’s net cash position was a headwind to performance.
  Sector/Industry: Relative to the Blended Index, the primary contributors to the Fund’s performance were its selection within the Software & Services, Materials, and Media & Entertainment sectors. Conversely, the Fund’s selection within commercial & professional services, underweight allocation to telecommunication services, and its selection within technology hardware & equipment were the primary detractors to Fund performance.
  U.S. Treasury Rates: 10-Year U.S. Treasury yields declined by 20 basis points (“bps”) to 4.08% after entering the Period at 4.28%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Spreads, Yields and Prices: Loan spreads over the Secured Overnight Financing Rate (“SOFR” or “base rate”) compressed by 15 bps to S+429 bps. While loan spreads ended the Period below the long-term average of S+505 bps (January 1997 – October 2025), yields of 8.10% remain well above the long-term average of 7.13% (January 1997 – October 2025) driven by elevated base rates. Loan prices decreased by $0.23 to $96.67 and remain at a discount to par ($100). High-yield bond spreads over treasuries widened by 6 bps to T+294 bps. While high-yield bond spreads ended the Period below the long-term average of T+522 bps (December 1996 – October 2025), a yield-to-worst of 6.82% remains compelling, in our opinion. High-yield bond prices increased by $1.99 to $97.71 and remain at a discount to par ($100).
  Defaults:  The Fund experienced zero defaults during the Period, compared to 15 defaults in the Morningstar® LSTA® US Leveraged Loan Index and 12 defaults in the JP Morgan High-Yield Bond Universe. Since inception, the Fund experienced 12 defaults, compared to 511 combined in both indexes over the same timeframe. The loan market default rate increased from 0.73% at the beginning of the Period to 1.46% at the end of the Period, remaining below the long-term average of 2.56% (October 1998 – October 2025). The high-yield bond market default rate rose from 0.55% at the beginning of the Period to 0.64% at the end of the Period, remaining below the long-term average of 2.83% (December 1998 – October 2025). The avoidance of defaults generally benefits performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Short Duration High Income Fund - Class I	7.24%	5.17%	4.50%
Blended Index(1)	7.18%	6.26%	5.69%
ICE BofA US High Yield Constrained Index	8.03%	5.48%	5.80%
Morningstar® LSTA® US Leveraged Loan Index	6.32%	6.97%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FDHIX for more recent performance information.
Net Assets	$ 71,971,449
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 301,950
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$71,971,449
Total number of portfolio holdings	275
Total advisory fee paid	$301,950
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	52.2%
Senior Floating-Rate Loan Interests	37.4%
Foreign Corporate Bonds and Notes	5.3%
Money Market Funds	4.9%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	0.2%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000121471 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class C
Trading Symbol	FDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHCX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class C	$207	2.01%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.00%.

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.01%	[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.00%.
Expenses Excluding Extraordinary Expenses, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class C shares returned 6.18% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class C shares underperformed its benchmark, the Blended Index, which consists of the following two indexes: 50% of the Morningstar® LSTA® US Leveraged Loan Index and 50% of the ICE BofA US High Yield Constrained Index. The Blended Index returned 7.18% for the same Period (6.32% for the Morningstar® LSTA® US Leveraged Loan Index and 8.03% for the ICE BofA US High Yield Constrained Index).
The following key factors impacted Fund performance relative to the Blended Index during the Period:
  Credit Quality: Performance across the credit quality spectrum was positive during the Period but assets rated BB and B generally outperformed assets rated CCC and below. The Fund benefited from selection to assets rated BB and CCC and below. Conversely, the Fund’s allocation to assets rated BBB was a detractor to Fund performance.
  Asset Type: The Fund’s selection in senior loans and bonds contributed to performance relative to the Blended Index. The Fund began the Period with a 32.92% allocation to loans and ended the Period with a 39.38% allocation to loans. The Fund began the Period with a 67.08% allocation to bonds and ended the period with a 60.62% allocation to bonds. Additionally, the Fund’s net cash position was a headwind to performance.
  Sector/Industry: Relative to the Blended Index, the primary contributors to the Fund’s performance were its selection within the Software & Services, Materials, and Media & Entertainment sectors. Conversely, the Fund’s selection within commercial & professional services, underweight allocation to telecommunication services, and its selection within technology hardware & equipment were the primary detractors to Fund performance.
  U.S. Treasury Rates: 10-Year U.S. Treasury yields declined by 20 basis points (“bps”) to 4.08% after entering the Period at 4.28%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Spreads, Yields and Prices: Loan spreads over the Secured Overnight Financing Rate (“SOFR” or “base rate”) compressed by 15 bps to S+429 bps. While loan spreads ended the Period below the long-term average of S+505 bps (January 1997 – October 2025), yields of 8.10% remain well above the long-term average of 7.13% (January 1997 – October 2025) driven by elevated base rates. Loan prices decreased by $0.23 to $96.67 and remain at a discount to par ($100). High-yield bond spreads over treasuries widened by 6 bps to T+294 bps. While high-yield bond spreads ended the Period below the long-term average of T+522 bps (December 1996 – October 2025), a yield-to-worst of 6.82% remains compelling, in our opinion. High-yield bond prices increased by $1.99 to $97.71 and remain at a discount to par ($100).
  Defaults: The Fund experienced zero defaults during the Period, compared to 15 defaults in the Morningstar® LSTA® US Leveraged Loan Index and 12 defaults in the JP Morgan High-Yield Bond Universe. Since inception, the Fund experienced 12 defaults, compared to 511 combined in both indexes over the same timeframe. The loan market default rate increased from 0.73% at the beginning of the Period to 1.46% at the end of the Period, remaining below the long-term average of 2.56% (October 1998 – October 2025). The high-yield bond market default rate rose from 0.55% at the beginning of the Period to 0.64% at the end of the Period, remaining below the long-term average of 2.83% (December 1998 – October 2025). The avoidance of defaults generally benefits performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Short Duration High Income Fund - Class C (w/max 1.00% contingent deferred sales charge)	5.18%	4.14%	3.47%
First Trust Short Duration High Income Fund - Class C (without sales charge)	6.18%	4.14%	3.47%
Blended Index(1)	7.18%	6.26%	5.69%
ICE BofA US High Yield Constrained Index	8.03%	5.48%	5.80%
Morningstar® LSTA® US Leveraged Loan Index	6.32%	6.97%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FDHCX for more recent performance information.
Net Assets	$ 71,971,449
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 301,950
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$71,971,449
Total number of portfolio holdings	275
Total advisory fee paid	$301,950
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	52.2%
Senior Floating-Rate Loan Interests	37.4%
Foreign Corporate Bonds and Notes	5.3%
Money Market Funds	4.9%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	0.2%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000118178 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class A
Trading Symbol	FDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class A	$130	1.26%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.
Expenses Excluding Extraordinary Expenses, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class A shares returned 6.97% (without sales charge) for the 12 months ended October 31, 2025. The Fund’s Class A shares underperformed its benchmark, the Blended Index, which consists of the following two indexes: 50% of the Morningstar® LSTA® US Leveraged Loan Index and 50% of the ICE BofA US High Yield Constrained Index. The Blended Index returned 7.18% for the same Period (6.32% for the Morningstar® LSTA® US Leveraged Loan Index and 8.03% for the ICE BofA US High Yield Constrained Index).
The following key factors impacted Fund performance relative to the Blended Index during the Period:
  Credit Quality: Performance across the credit quality spectrum was positive during the Period but assets rated BB and B generally outperformed assets rated CCC and below. The Fund benefited from selection to assets rated BB and CCC and below. Conversely, the Fund’s allocation to assets rated BBB was a detractor to Fund performance.
  Asset Type: The Fund’s selection in senior loans and bonds contributed to performance relative to the Blended Index. The Fund began the Period with a 32.92% allocation to loans and ended the Period with a 39.38% allocation to loans. The Fund began the Period with a 67.08% allocation to bonds and ended the period with a 60.62% allocation to bonds. Additionally, the Fund’s net cash position was a headwind to performance.
  Sector/Industry: Relative to the Blended Index, the primary contributors to the Fund’s performance were its selection within the Software & Services, Materials, and Media & Entertainment sectors. Conversely, the Fund’s selection within commercial & professional services, underweight allocation to telecommunication services, and its selection within technology hardware & equipment were the primary detractors to Fund performance.
  U.S. Treasury Rates: 10-Year U.S. Treasury yields declined by 20 basis points (“bps”) to 4.08% after entering the Period at 4.28%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Spreads, Yields and Prices: Loan spreads over the Secured Overnight Financing Rate (“SOFR” or “base rate”) compressed by 15 bps to S+429 bps. While loan spreads ended the Period below the long-term average of S+505 bps (January 1997 – October 2025), yields of 8.10% remain well above the long-term average of 7.13% (January 1997 – October 2025) driven by elevated base rates. Loan prices decreased by $0.23 to $96.67 and remain at a discount to par ($100). High-yield bond spreads over treasuries widened by 6 bps to T+294 bps. While high-yield bond spreads ended the Period below the long-term average of T+522 bps (December 1996 – October 2025), a yield-to-worst of 6.82% remains compelling, in our opinion. High-yield bond prices increased by $1.99 to $97.71 and remain at a discount to par ($100).
  Defaults: The Fund experienced zero defaults during the Period, compared to 15 defaults in the Morningstar® LSTA® US Leveraged Loan Index and 12 defaults in the JP Morgan High-Yield Bond Universe. Since inception, the Fund experienced 12 defaults, compared to 511 combined in both indexes over the same timeframe. The loan market default rate increased from 0.73% at the beginning of the Period to 1.46% at the end of the Period, remaining below the long-term average of 2.56% (October 1998 – October 2025). The high-yield bond market default rate rose from 0.55% at the beginning of the Period to 0.64% at the end of the Period, remaining below the long-term average of 2.83% (December 1998 – October 2025). The avoidance of defaults generally benefits performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Short Duration High Income Fund - Class A (w/max 3.50% sales charge)	3.24%	4.18%	3.87%
First Trust Short Duration High Income Fund - Class A (without sales charge)	6.97%	4.93%	4.24%
Blended Index(1)	7.18%	6.26%	5.69%
ICE BofA US High Yield Constrained Index	8.03%	5.48%	5.80%
Morningstar® LSTA® US Leveraged Loan Index	6.32%	6.97%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/FDHAX for more recent performance information.
Net Assets	$ 71,971,449
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 301,950
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$71,971,449
Total number of portfolio holdings	275
Total advisory fee paid	$301,950
Portfolio turnover rate	84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	52.2%
Senior Floating-Rate Loan Interests	37.4%
Foreign Corporate Bonds and Notes	5.3%
Money Market Funds	4.9%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	0.2%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000232962 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal Fund
Class Name	Class A
Trading Symbol	CWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of March 4, 2025 (commencement of investment operations) to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/CWAAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class A	$61(1)	0.91%(2) (3)
(1)	Class A Shares commenced investment operations on March 4, 2025. Had the class been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 61	[12]
Expense Ratio, Percent	0.91%	[13],[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class A returned 1.64% (without sales charge) from the class' inception on March 4, 2025 through October 31, 2025. The Fund’s Class A underperformed its benchmark, the Bloomberg Municipal Bond 5-15 Year Index, which returned 3.17% for the same Period.
The following key factors impacted the Fund’s performance relative to the benchmark during the Period:
  Credit Rating:The Fund’s underweight selection of AA rated bonds, and the overweight selection of A rated bonds were the primary negative contributors to Fund underperformance relative to the benchmark. The Fund’s overweight selection of BBB rated bonds, an overweight selection to NR rated bonds, and the Cash position were secondary detractors to Fund performance relative to the benchmark.
  Yield Curve Positioning/Duration: Relative to the benchmark, the overweight allocation to bonds with a stated maturity of 18+ years was the primary factor contributing to the Fund’s underperformance. The overweight selection of bonds in the 14-16 years maturity, and the overweight allocation to bonds in the 16-18 years maturity were the secondary detractors to the Fund’s performance. Examining effective durations, the Fund’s selection of bonds with durations of 7-10 years was the primary contributor to the Fund’s underperformance. The allocation and selection of bonds with durations of 5-7 years, the selection of bonds with durations of 10+ years, and the allocation and selection of bonds with 0-1 years duration were secondary sources of underperformance relative to the benchmark.
  Interest Rate Hedge: The use of Treasury futures to hedge interest rate risk had relatively no impact on the Fund's performance during the Period.
  Sector/Industry: During the Period, the selection in Health Care and Industrial Development bonds were the primary sources of the Fund’s underperformance. The selection in Education, Local General Obligation, Special Tax, and Utility bonds were the secondary detractors to the Fund’s performance.
  U.S. Treasury Rate Trends: During the Period, 10-year U.S. Treasury yields increased by approximately 29 basis points (“bps”) while 30-year yields increased by 57 bps, respectively, to 4.08% and 4.65%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 6.7% to $414.4 billion compared with $388.4 billion compared to the same period in 2024 (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Managed Municipal Date, AAA yield curve data, 10-year municipal yields decreased 14 bps while 30-year yields increased by 18 bps, respectively, to 2.73% and 4.15%, respectively.
  Municipal Credit Spreads: During the Period, credits spreads tightened for A by 1 bp, while BBB, and high yield municipals widened by approximately 16 bps, and 18 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by LSEG Global Fund Flows, fund flows totaled approximately $15.9 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 04, 2025 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	Since Inception (3/4/25)
First Trust Managed Municipal Fund - Class A (w/max 3.50% sales charge)	-2.86%
First Trust Managed Municipal Fund - Class A (without sales charge)	1.64%
Bloomberg Municipal Bond 5-15 Year Index	3.17%
Bloomberg Municipal Bond Index	2.35%

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/CWAAX for more recent performance information.
Net Assets	$ 61,904,354
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 157,035
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$61,904,354
Total number of portfolio holdings	119
Total advisory fee paid	$157,035
Portfolio turnover rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Credit Quality(1)
AAA	3.9%
AA	30.6%
A	32.9%
BBB	14.7%
BB	3.0%
B	1.7%
Not Rated	13.2%
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000232961 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal Fund
Class Name	Class I
Trading Symbol	CWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/CWAIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class I	$67	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%	[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Class I returned 3.50% for the 12 months ended October 31, 2025. The Fund’s Class I underperformed its benchmark, the Bloomberg Municipal Bond 5-15 Year Index, which returned 5.41% for the same Period.
The following key factors impacted the Fund’s performance relative to the benchmark during the Period:
  Credit Rating: The Fund’s underweight selection of AA rated bonds, and the overweight selection of A rated bonds were the primary negative contributors to the Fund’s performance relative to the benchmark. The Fund’s overweight selection of BBB rated bonds, and the Cash position were secondary detractors to the Fund’s performance relative to the benchmark.
  Yield Curve Positioning/Duration: Relative to the benchmark, the overweight allocation to bonds with a stated maturity of 18+ years was the primary factor contributing to the Fund’s performance. The overweight selection of bonds with maturities of 14-16 years, and the overweight allocation to bonds with maturities of 16-18 years were the secondary detractors to the Fund's performance. Examining effective durations, the Fund's selection of bonds with durations of 7-10 years was the primary contributor to the Fund's underperformance. The allocation and selection of bonds with durations of 5-7 years, the selection of bonds with durations of 10+ years, and the allocation and selection of bonds with 0-1 years duration were secondary sources of underperformance relative to the benchmark.
  Interest Rate Hedge: The use of Treasury futures to hedge interest rate risk had relatively no impact on the Fund's performance during the Period.
  Sector/Industry: During the Period, the selection in Health Care and Industrial Development bonds were the primary sources of the Fund’s underperformance. The selection in Education, Transportation and Utility bonds were the secondary detractors to the Fund’s performance.
  U.S. Treasury Rate Trends: During the Period, 10-year U.S. Treasury yields decreased by approximately 20 basis points (“bps”) while 30-year yields increased by 17 bps, respectively, to 4.08% and 4.65%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 7.3% to $551.6 billion compared with $514.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data, AAA yield curve data, 10-year municipal yields decreased 28 bps while 30-year yields increased by 28 bps, respectively, to 2.73% and 4.15%, respectively.
  Municipal Credit Spreads: During the Period, credits spreads widened for A, BBB, and high yield municipals by approximately 1 bp, 21 bps, and 29 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by LSEG Global Fund Flows, fund flows totaled approximately $24.2 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 15, 2022 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (6/15/22)
First Trust Managed Municipal Fund - Class I	3.50%	3.97%
Bloomberg Municipal Bond 5-15 Year Index	5.41%	4.03%
Bloomberg Municipal Bond Index	4.17%	3.86%

Performance Inception Date	Jun. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/CWAIX for more recent performance information.
Net Assets	$ 61,904,354
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 157,035
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$61,904,354
Total number of portfolio holdings	119
Total advisory fee paid	$157,035
Portfolio turnover rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AAA	3.9%
AA	30.6%
A	32.9%
BBB	14.7%
BB	3.0%
B	1.7%
Not Rated	13.2%
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.

[1]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
[2]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
[3]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
[4]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
[5]	The ratio reflects extraordinary expenses of 0.01%, which are not included in the expense cap.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.60%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.35%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.35%.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.00%.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 2.00%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.
[12]	Class A Shares commenced investment operations on March 4, 2025. Had the class been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[13]	Annualized.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.